Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Non-current Assets
Schedule of other non-current assets

	As of December 31,
	2019	2020
	RMB	RMB
Rental and other deposits	10,933	8,845
Prepaid expenses	5,273	1,373
Others	600	599
Other Non-current Assets	16,806	10,817